Lease liabilities - Schedule of lease liabilities by currency (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 28,941	€ 31,969	€ 53,574
EUR
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	1,078	1,479
SEK
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	26,870	28,308
Other
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 992	€ 2,182